Note 9 - Retirement Plans - Net Periodic Benefit Cost (Details) (Parentheticals)	12 Months Ended
Mar. 31, 2025
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Parent
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Parent
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Parent
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Parent